Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment	Property, plant and equipment as of December 31, 2023 and 2022 consisted of the following:
	2023	2022
Machinery and equipment	$2,133,142	$1,769,482
Transportation vehicles	423,812	237,255
Electronic devices	126,342	89,614
Office furniture and equipment	60,196	48,728
Construction in progress	21,619	-
Building	500,353	501,023
Total property plant and equipment, at cost	3,265,464	2,646,102
Less: accumulated depreciation	(1,340,489)	(983,947)
Property, plant and equipment, net	$1,924,975	$1,662,155